Trade Receivables, Net - Schedule of Trade Receivables, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade Receivables, Net [Abstract]
Trade receivables	$ 6,279,680	$ 5,780,144
Provision for expected credit loss on trade receivables	(357,335)	(149,339)
Trade receivables, net	$ 5,922,345	$ 5,630,805